FIRSTAR FUNDS, INC.
                                 (THE "COMPANY")

                           Short-Term Bond Market Fund
                          Intermediate Bond Market Fund
                        Tax-Exempt Intermediate Bond Fund
                               Bond IMMDEXTM Fund
                              Balanced Income Fund
                              Balanced Growth Fund
                             Growth and Income Fund
                                Equity Index Fund
                                MidCap Index Fund
                                   Growth Fund
                               Special Growth Fund
                              Emerging Growth Fund
                                  MicroCap Fund
                         Core International Equity Fund
                            International Equity Fund

                                 August 1, 2000

    Supplement to the Statement of Additional Information dated March 1, 2000
          (as revised March 17, 2000 and as supplemented May 8, 2000)

CHANGE IN ADMINISTRATOR AND DISTRIBUTOR

         On August 1, 2000, Firstar Mutual Fund Services, LLC will become sole administrator for the Company and Quasar Distributors, LLC will replace B.C. Ziegler and Company as Distributor. Accordingly, the first four paragraphs under "Administration and Distribution Services" on page 65 is revised as follows:

ADMINISTRATION AND DISTRIBUTION SERVICES

         Firstar Mutual Fund Services, LLC serves as administrator (the "Administrator") to the Fund. Under the Fund Administration Servicing Agreement, the Administrator has agreed to maintain office facilities, furnish clerical services, stationery and office supplies; monitor the company's arrangements with respect to services provided by Shareholder Organizations and Institutions; and generally assist in the Fund's operations. The following administrative services are also provided by Firstar Mutual Fund Services, LLC: compile data for and prepare, with respect to the Fund, timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports to the SEC and current Shareholders; coordinate execution and filing by the Company of all federal and state tax returns and required tax filings other than those required to be made by the Company's custodian and transfer agent; prepare compliance filings and Blue Sky registrations pursuant to state securities laws with the advice of the Company's counsel; assist to the extent requested by the Company with the Company's preparation of Annual and Semi-Annual reports to Fund shareholders and Registration Statements for the Fund; monitor the Fund's expense accruals and cause all appropriate expenses to be paid on proper authorization from the Fund; monitor the Fund's status as a regulated investment company under Subchapter M of the Code; maintain the Fund's fidelity bond as required by the 1940 Act; and monitor compliance with the policies and limitations of the Fund as set forth in the Prospectus and SAI.

         The Administrator is entitled to receive a fee for its administrative services, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. The Administrator may voluntarily waive all or a portion of its administrative fee from time to time. This waiver may be terminated at any time at the Administrator's discretion.

         Under the Fund Administration Servicing Agreement, the Administrator is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Agreement, except a loss resulting from willful misconduct, bad faith or negligence on the part of the Administrator in the performance of its duties.

         The Distributor, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides distribution services for the Fund as described in the Fund's Prospectus pursuant to a Distribution Agreement with the Fund under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use its best efforts to solicit orders for the sale of shares, although it is not obliged to sell any particular amount of shares. The Distributor causes expenses to be paid for the cost of printing and distributing prospectuses to persons who are not shareholders of the Fund (excluding preparation and printing expenses necessary for the continued registration of the Fund's shares) and of printing and distributing all sales literature. On January 1, 1995 and until August 1, 2000, B.C. Ziegler and Company ("Ziegler") served as distributor. For the fiscal year ended October 31, 1999, 1998 and 1997, the distributor received no fees for its distribution services.

         Firstar Trust Company became a Co-Administrator to the Funds on September 1, 1994, and assigned its rights and obligations to the Administrator on October 1, 1998. On January 1, 1995 and until August 1, 2000, Ziegler served as co-administrator to the Funds (together, the "Co-Administrators").

                               FIRSTAR FUNDS, INC.
                                 (THE "COMPANY")

                                Money Market Fund
                         Institutional Money Market Fund
                         U.S. Treasury Money Market Fund
                        U.S. Government Money Market Fund
                          Tax-Exempt Money Market Fund

                                 August 1, 2000

    Supplement to the Statement of Additional Information dated March 1, 2000
                          (as revised March 17, 2000)

CHANGE IN ADMINISTRATOR AND DISTRIBUTOR

         On August 1, 2000, Firstar Mutual Fund Services, LLC will become sole administrator for the Company and Quasar Distributors, LLC will replace Ziegler and Company as Distributor. Accordingly, the first four paragraphs under "Administration and Distribution Services" on page 29 is revised as follows:

ADMINISTRATION AND DISTRIBUTION SERVICES

         Firstar Mutual Fund Services, LLC serves as administrator (the "Administrator") to the Fund. Under the Fund Administration Servicing Agreement, the Administrator has agreed to maintain office facilities, furnish clerical services, stationery and office supplies; monitor the company's arrangements with respect to services provided by Shareholder Organizations and Institutions; and generally assist in the Fund's operations. The following administrative services are also provided by Firstar Mutual Fund Services, LLC: compile data for and prepare, with respect to the Fund, timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports to the SEC and current Shareholders; coordinate execution and filing by the Company of all federal and state tax returns and required tax filings other than those required to be made by the Company's custodian and transfer agent; prepare compliance filings and Blue Sky registrations pursuant to state securities laws with the advice of the Company's counsel; assist to the extent requested by the Company with the Company's preparation of Annual and Semi-Annual reports to Fund shareholders and Registration Statements for the Fund; monitor the Fund's expense accruals and cause all appropriate expenses to be paid on proper authorization from the Fund; monitor the Fund's status as a regulated investment company under Subchapter M of the Code; maintain the Fund's fidelity bond as required by the 1940 Act; and monitor compliance with the policies and limitations of the Fund as set forth in the Prospectus and SAI.

         The Administrator is entitled to receive a fee for its administrative services, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. The Administrator may voluntarily waive all or a portion of its administrative fee from time to time. This waiver may be terminated at any time at the Administrator's discretion.

         Under the Fund Administration Servicing Agreement, the Administrator is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Agreement, except a loss resulting from willful misconduct, bad faith or negligence on the part of the Administrator in the performance of its duties.

         The Distributor, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides distribution services for the Fund as described in the Fund's Prospectus pursuant to a Distribution Agreement with the Fund under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use its best efforts to solicit orders for the sale of shares, although it is not obliged to sell any particular amount of shares. The Distributor causes expenses to be paid for the cost of printing and distributing prospectuses to persons who are not shareholders of the Fund (excluding preparation and printing expenses necessary for the continued registration of the Fund's shares) and of printing and distributing all sales literature. On January 1, 1995 and until August 1, 2000, B.C. Ziegler and Company ("Ziegler") served as distributor. For the fiscal year ended October 31, 1999, 1998 and 1997, the distributor received no fees for its distribution services.

         Firstar Trust Company became a Co-Administrator to the Funds on September 1, 1994, and assigned its rights and obligations to the Administrator on October 1, 1998. On January 1, 1995 and until August 1, 2000, Ziegler served as co-administrator to the Funds (together, the "Co-Administrators").